UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                    --------------

                          Phoenix Multi-Portfolio Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 101 Munson St.
                              Greenfield, MA 01301
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John R. Flores, Esq.
                             Vice President, Counsel
                              Litigation/Employment
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: November 30
                                              ------------

                   Date of reporting period: February 28, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


Phoenix-Aberdeen International Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Asset Management & Custody Banks                    1.3%
Auto Parts & Equipment                              3.0
Automobile Manufacturers                            6.0
Broadcasting & Cable TV                             1.4
Consumer Finance                                    1.0
Diversified Banks                                  19.0
Electric Utilities                                  1.8
Food Retail                                         2.6
Gas Utilities                                       1.8
Health Care Supplies                                1.0
Homebuilding                                        1.8
Industrial Machinery                                1.8
Integrated Oil & Gas                                9.8
Integrated Telecommunication Services               6.3
Multi-Sector Holdings                               3.0
Office Electronics                                  4.1
Oil & Gas Equipment & Services                      1.0
Other Diversified Financial Services                2.7
Packaged Foods & Meats                              3.9
Pharmaceuticals                                     4.2
Property & Casualty Insurance                       5.7
Publishing & Printing                               2.2
Semiconductors                                      3.2
Tobacco                                             4.8
Trucking                                            2.2
Wireless Telecommunication Services                 4.4
                                                  -----
                                                  100.0
                                                  =====

Phoenix-Aberdeen International Fund


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN  COMMON STOCKS(c)--94.0%

BRAZIL--4.2%
Petroleo Brasileiro SA ADR (Integrated Oil & Gas)        66,500   $ 2,826,250

FRANCE--6.5%
Peugeot SA (Automobile Manufacturers)                    14,500       950,026
Total SA (Integrated Oil & Gas)                           6,400     1,519,492
Valeo SA (Auto Parts & Equipment)                        41,000     1,965,850
                                                                  -----------
                                                                    4,435,368
                                                                  -----------
GERMANY--5.1%
Commerzbank AG (Diversified Banks)(b)                    37,500       839,182
Deutsche Postbank AG (Diversified Banks)                 30,500     1,448,265
E.ON AG (Electric Utilities)                             13,500     1,211,461
                                                                  -----------
                                                                    3,498,908
                                                                  -----------
HONG KONG--4.9%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                             410,000     1,337,936
Swire Pacific Ltd. Class B (Multi-Sector Holdings)    1,307,500     1,961,514
                                                                  -----------
                                                                    3,299,450
                                                                  -----------
INDIA--4.2%
ICICI Bank Ltd. ADR (Diversified Banks)                 125,000     2,831,250

ITALY--7.3%
Banca Intesa S.p.A (Diversified Banks)                  356,000     1,744,174
ENI S.p.A (Integrated Oil & Gas)                         80,000     2,086,864
Riunione Adriatica di Sicurta S.p.A (Property &
  Casualty Insurance)                                    48,500     1,125,159
                                                                  -----------
                                                                    4,956,197
                                                                  -----------
JAPAN--24.4%
Canon, Inc. (Office Electronics)                         36,000     1,900,899
Daito Trust Construction Co. Ltd. (Homebuilding)         29,000     1,192,845
Honda Motor Co. Ltd. (Automobile Manufacturers)          25,500     1,368,424
Ito-Yokado Co. Ltd. (Food Retail)                        41,400     1,710,809
Kyocera Corp. (Office Electronics)                       11,000       822,843
Mitsubishi Tokyo Financial Group, Inc.
  (Diversified Banks)                                       108       985,575
Nippon Television Network Corp. (Broadcasting
  & Cable TV)                                             5,900       943,074


                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN  COMMON STOCKS (continued)

JAPAN (CONTINUED)
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                                 910   $ 1,549,455
ORIX Corp. (Consumer Finance)                             5,300       688,483
Seino Transportation Co. Ltd. (Trucking)                149,000     1,426,717
Takeda Chemical Industries Ltd. (Pharmaceuticals)        37,000     1,773,197
Toyota Motor Corp. (Automobile Manufacturers)            41,300     1,607,911
Yamanouchi Pharmaceutical Co. Ltd. (Health
  Care Supplies)                                         18,200       645,896
                                                                  -----------
                                                                   16,616,128
                                                                  -----------
MALAYSIA--1.1%
Public Bank Berhad (Diversified Banks)                  350,000       746,053

MEXICO--2.7%
Telefonos de Mexico SA de CV ADR Series L
  (Integrated Telecommunication Services)                46,000     1,803,660

NETHERLANDS--5.0%
ING Groep N.V. (Other Diversified Financial
  Services)                                              57,000     1,754,833
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)                           167,000     1,616,486
                                                                  -----------
                                                                    3,371,319
                                                                  -----------
SINGAPORE--3.1%
Oversea-Chinese Banking Corp. Ltd. (Diversified
  Banks)                                                251,000     2,104,822

SPAIN--3.1%
Altadis SA (Tobacco)                                     50,000     2,102,092

SWEDEN--2.7%
Nordea Bank AB (Diversified Banks)                      177,000     1,862,994

SWITZERLAND--3.9%
Nestle SA ADR (Packaged Foods & Meats)                    3,800     1,055,192
Zurich Financial Services AG (Property &
  Casualty Insurance)(b)                                  8,700     1,603,814
                                                                  -----------
                                                                    2,659,006
                                                                  -----------
UNITED KINGDOM--15.8%
AstraZeneca plc (Pharmaceuticals)                        25,500     1,004,805

Phoenix-Aberdeen International Fund

                                                         SHARES      VALUE
                                                         ------   -----------
FOREIGN  COMMON STOCKS (continued)

UNITED KINGDOM (CONTINUED)
Britannic Group plc (Property & Casualty
  Insurance)                                            108,000   $   999,558
British American Tobacco plc (Tobacco)                   59,000     1,083,037
BT Group plc (Integrated Telecommunication
  Services)                                             178,000       713,369
Cadbury Schweppes plc (Packaged Foods &
  Meats)                                                157,000     1,542,085
Centrica plc (Gas Utilities)                            267,100     1,214,208
Emap plc (Publishing & Printing)                         90,000     1,460,067
Schroders plc (Asset Management & Custody
  Banks)                                                 61,000       862,970
Weir Group plc (The) (Industrial Machinery)             186,500     1,182,093
Wood Group (John) plc (Oil & Gas Equipment &
  Services)                                             244,000       685,920
                                                                  -----------
                                                                   10,748,112
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $49,832,872)                                      63,861,609
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--3.1%

SOUTH KOREA--3.1%
Samsung Electronics Co. Ltd. Pfd.
  (Semiconductors)                                        6,000     2,090,592
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $507,515)                                          2,090,592
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $50,340,387)                                      65,952,201
-----------------------------------------------------------------------------


                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
SHORT-TERM INVESTMENTS--2.8%

COMMERCIAL PAPER--2.8%
UBS Delaware Finance LLC 2.59%, 3/1/05                    1,930     1,930,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,930,000)                                        1,930,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $52,270,387)                                      67,882,201(a)

Other assets and liabilities, net--0.1%                                82,875
                                                                  -----------
NET ASSETS--100.0%                                                $67,965,076
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,664,354 and gross depreciation of $1,052,540 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $52,270,387.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Duff & Phelps Real Estate Securities Fund


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS--95.7%

REAL ESTATE INVESTMENT TRUSTS--92.7%

DIVERSIFIED--5.0%
iStar Financial, Inc.                                    68,237  $  2,899,390
Vornado Realty Trust                                    439,301    30,179,979
-----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                  33,079,369
-----------------------------------------------------------------------------

HEALTH CARE--1.8%
Health Care Property Investors, Inc.                     40,518     1,021,054
Health Care REIT, Inc.                                  157,358     5,397,379
Healthcare Realty Trust, Inc.                           150,391     5,534,389
-----------------------------------------------------------------------------
TOTAL HEALTH CARE                                                  11,952,822
-----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--29.2%

INDUSTRIAL--10.0%
AMB Property Corp.                                      168,827     6,553,864
CenterPoint Properties Trust                            733,166    32,083,344
ProLogis                                                687,963    27,353,409
                                                                 ------------
                                                                   65,990,617
                                                                 ------------
OFFICE--19.2%
Alexandria Real Estate Equities, Inc.                   196,125    13,136,452
Arden Realty, Inc.                                      168,668     5,793,746
Boston Properties, Inc.                                 430,086    25,719,143
Corporate Office Properties Trust                       895,345    23,681,875
Equity Office Properties Trust                          371,176    11,198,380
Kilroy Realty Corp.                                     161,963     6,836,458
Maguire Properties, Inc.                                135,660     3,547,509
Reckson Associates Realty Corp.                         416,993    12,739,136
SL Green Realty Corp.                                   445,386    25,110,863
                                                                 ------------
                                                                  127,763,562
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           193,754,179
-----------------------------------------------------------------------------

LODGING/RESORTS--7.3%
Hospitality Properties Trust                            136,279     5,651,490
Host Marriott Corp.                                   1,488,182    23,781,148
LaSalle Hotel Properties                                297,348     8,962,069
Sunstone Hotel Investors, Inc.                          467,108    10,393,153
-----------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                              48,787,860
-----------------------------------------------------------------------------

RESIDENTIAL--12.8%

APARTMENTS--12.8%
Archstone-Smith Trust                                   739,121    25,004,464


                                                        SHARES       VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS (continued)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

RESIDENTIAL (CONTINUED)

APARTMENTS (CONTINUED)
Avalonbay Communities, Inc.                              48,644  $  3,380,758
BRE Properties, Inc. Class A                             43,131     1,690,735
Camden Property Trust                                   207,199     9,614,034
Equity Residential Properties                           731,872    24,012,720
Essex Property Trust, Inc.                              130,567     9,411,269
Home Properties, Inc.                                   109,373     4,421,950
United Dominion Realty Trust, Inc.                      344,069     7,603,925
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                  85,139,855
-----------------------------------------------------------------------------

RETAIL--33.1%

FREE STANDING--0.8%
Realty Income Corp.                                     240,516     5,656,936

REGIONAL MALLS--18.4%
CBL & Associates Properties, Inc.                       297,947    22,200,031
General Growth Properties, Inc.                         856,889    29,905,433
Macerich Co. (The)                                      444,744    25,443,805
Simon Property Group, Inc.                              717,469    44,454,379
                                                                 ------------
                                                                  122,003,648
                                                                 ------------
SHOPPING CENTERS--13.9%
Developers Diversified Realty Corp.                     648,248    27,116,214
Kimco Realty Corp.                                      259,181    13,765,103
Pan Pacific Retail Properties, Inc.                     341,362    19,850,200
Regency Centers Corp.                                   259,193    13,218,843
Tanger Factory Outlet Centers, Inc.                     154,682     3,689,166
Weingarten Realty Investors                             396,459    14,601,585
                                                                 ------------
                                                                   92,241,111
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL RETAIL                                                      219,901,695
-----------------------------------------------------------------------------

SELF STORAGE--3.5%
Extra Space Storage, Inc.                               429,905     5,975,680
Public Storage, Inc.                                    198,773    10,845,055
Shurgard Storage Centers, Inc. Class A                  160,052     6,360,466
-----------------------------------------------------------------------------
TOTAL SELF STORAGE                                                 23,181,201
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $513,613,810)                                    615,796,981
-----------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Fund

                                                        SHARES       VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS (continued)

HOTELS, RESORTS & CRUISE LINES--3.0%
Starwood Hotels & Resorts Worldwide, Inc.               345,236  $ 19,761,309
(Identified cost $16,464,212)
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $530,078,022)                                    635,558,290
-----------------------------------------------------------------------------


                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
SHORT-TERM OBLIGATIONS--4.4%

FEDERAL AGENCY SECURITIES--0.3%
FHLB 1.35%, 4/29/05                                       2,400     2,394,391

COMMERCIAL PAPER--4.1%
UBS Finance Delaware  LLC 2.59%, 3/1/05                   2,000     2,000,000
Gannett Co. 2.50%, 3/2/05                                 4,030     4,029,720
Preferred Receivables Funding Corp. 2.53%,
  3/2/05                                                    467       466,967
Bank of America Corp. 2.50%, 3/7/05                       3,385     3,383,590
Private Export Funding Corp. 2.25%, 3/9/05                1,590     1,589,205
Private Export Funding Corp. 2.30%, 3/14/05               1,000       999,117
Alpine Securitization Corp. 2.55%, 3/15/05                2,900     2,897,124
Harley-Davidson Funding Corp. 2.55%, 3/23/05              1,735     1,732,296
Dupont (E.I.) de Nemours Co. 2.52%, 3/29/05               3,260     3,253,610
Private Export Funding Corp. 2.47%, 4/4/05                1,715     1,710,831
CIT Group, Inc. 2.70%, 5/9/05                             1,820     1,810,404
Govco, Inc. 2.73%, 5/11/05                                3,140     3,122,642
                                                                 ------------
                                                                   26,995,506
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $29,396,357)                                      29,389,897
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $559,474,379)                                    664,948,187(a)

Other assets and liabilities, net--(0.1)%                            (487,253)
                                                                 ------------
NET ASSETS--100.0%                                               $664,460,934
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $113,443,950 and gross depreciation of $4,326,273 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $555,830,510.

Phoenix-Goodwin Emerging Markets Bond Fund


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
DOMESTIC CORPORATE BONDS--3.7%

ADVERTISING--1.4%
WDAC Subsidiary Corp. 144A 8.50%, 12/1/14(b)              500(d)  $   678,628

DIVERSIFIED METALS & MINING--2.3%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
  2/1/10                                              $ 1,000       1,140,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $1,764,927)                                        1,818,628
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--70.2%

ARGENTINA--1.3%
Republic of Argentina 15.50%, 12/19/08(c)(g)            1,000         325,000
Republic of Argentina Series BGL5 11.375%,
  1/30/17(c)(g)                                         1,000         325,000
                                                                  -----------
                                                                      650,000
                                                                  -----------
BRAZIL--20.9%
Federative Republic of Brazil 11%, 1/11/12              1,250       1,500,000
Federative Republic of Brazil 8%, 4/15/14               1,226       1,248,522
Federative Republic of Brazil 10.50%, 7/14/14           1,750       2,054,500
Federative Republic of Brazil 7.875%, 3/7/15(i)         1,000         998,290
Federative Republic of Brazil 8.875%, 10/14/19          1,700       1,757,800
Federative Republic of Brazil 11%, 8/17/40              1,350       1,565,662
Federative Republic of Brazil DCB-L 3.125%,
  4/15/12(c)                                            1,147       1,109,782
                                                                  -----------
                                                                   10,234,556
                                                                  -----------
COLOMBIA--3.1%
Republic of Colombia 8.125%, 5/21/24                    1,600       1,536,000

ECUADOR--1.9%
Republic of Ecuador RegS 8%, 8/15/30(c)(f)              1,000         935,000

EL SALVADOR--0.5%
Republic of El Salvador 144A 7.625%, 9/21/34(b)           250         264,375

GUATEMALA--0.7%
Republic of Guatemala 144A 8.125%, 10/6/34(b)             300         322,500

MEXICO--3.9%
United Mexican States 6.625%, 3/3/15(h)                   250         267,875
United Mexican States 8.125%, 12/30/19(h)                 450         538,425


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
FOREIGN GOVERNMENT SECURITIES (continued)

MEXICO (CONTINUED)
United Mexican States 8.30%, 8/15/31                  $   900     $ 1,084,950
                                                                  -----------
                                                                    1,891,250
                                                                  -----------
PANAMA--2.2%
Republic of Panama 9.375%, 1/16/23                        900       1,066,500

PERU--2.9%
Republic of Peru 8.375%, 5/3/16                           500         552,500
Republic of Peru PDI 5%, 3/7/17(c)                        880         844,800
                                                                  -----------
                                                                    1,397,300
                                                                  -----------
PHILIPPINES--4.8%
Republic of Philippines 8.375%, 2/15/11                 1,000       1,038,750
Republic of Philippines 9.50%, 2/2/30                   1,300       1,309,750
                                                                  -----------
                                                                    2,348,500
                                                                  -----------
RUSSIA--13.0%
Russian Federation RegS 10%, 6/26/07(f)                 1,000       1,120,300
Russian Federation RegS 11%, 7/24/18(f)                 1,000       1,445,000
Russian Federation RegS 12.75%, 6/24/28(f)              1,000       1,700,000
Russian Federation RegS 5%, 3/31/30(c)(f)(h)            2,000       2,103,125
                                                                  -----------
                                                                    6,368,425
                                                                  -----------
TURKEY--8.0%
Republic of Turkey 9.875%, 3/19/08                        800         908,000
Republic of Turkey 11%, 1/14/13                         1,000       1,287,500
Republic of Turkey 9.50%, 1/15/14                         700         844,375
Republic of Turkey 8%, 2/14/34                            800         849,000
                                                                  -----------
                                                                    3,888,875
                                                                  -----------
UKRAINE--1.1%
Government of Ukraine RegS 7.65%, 6/11/13(f)              500         551,225

URUGUAY--1.0%
Republic of Uruguay 7.25%, 2/15/11                        500         503,750

VENEZUELA--4.9%
Republic of Venezuela 5.375%, 8/7/10                      300         278,777
Republic of Venezuela 10.75%, 9/19/13                     500         578,750

Phoenix-Goodwin Emerging Markets Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
FOREIGN GOVERNMENT SECURITIES (continued)


VENEZUELA (CONTINUED)
Republic of Venezuela 9.25%, 9/15/27                  $ 1,500     $ 1,548,750
                                                                  -----------
                                                                    2,406,277
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $31,830,928)                                      34,364,533
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--22.8%


ARGENTINA--1.0%
Transport de Gas del Sur RegS 7%, 12/15/13
  (Gas Utilities)(c)(f)                                   500         505,000

BRAZIL--3.3%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
  (Steel)(b)                                              500         547,500
CSN Islands VIII Corp. RegS 9.75%, 12/16/13
  (Steel)(f)                                              500         545,751
Votorantim Overseas III 144A 7.875%, 1/23/14
  (Building Products)(b)                                  500         517,500
                                                                  -----------
                                                                    1,610,751
                                                                  -----------
CHILE--1.1%
Enersis SA 7.375%, 1/15/14 (Electric Utilities)           500         541,367

GERMANY--0.6%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
  10/25/14 (Other Diversified Financial
  Services)(b)                                            250         310,937

MEXICO--10.8%
America Movil SA de CV 5.50%, 3/1/14 (Wireless
  Telecommunication Services)                           1,000         995,794
Banco Mercantil del Norte SA 144A 5.875%,
  2/17/14 (Diversified Banks)(b)(c)                     1,000       1,022,500
Gruma SA de CV 144A 7.75%, 12/29/49
  (Packaged Foods & Meats)(b)                             500         518,750
Innova S de R.L. 9.375%, 9/19/13 (Integrated
  Telecommunication Services)                             500         570,000
Pemex Project Funding Master Trust 144A
  8.625%, 12/1/23 (Oil & Gas Exploration &
  Production)(b)                                        1,000       1,197,500
Telefonos de Mexico SA 144A 5.50%, 1/27/15
  (Integrated Telecommunication Services)(b)            1,000         985,707
                                                                  -----------
                                                                    5,290,251
                                                                  -----------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
FOREIGN CORPORATE BONDS (continued)

NETHERLANDS--2.2%
Kazkommerts International  BV RegS 8.50%,
  4/16/13 (Diversified Banks)(f)                      $ 1,000     $ 1,051,300

RUSSIA--2.8%
Gazprom OAO 144A 9.625%, 3/1/13 (Multi-
  Utilities & Unregulated Power)(b)                       250         299,063
Mobile Telesystems Finance SA RegS 8.375%,
  10/14/10 (Wireless Telecommunication
  Services)(f)                                          1,000       1,046,222
                                                                  -----------
                                                                    1,345,285
                                                                  -----------
UNITED KINGDOM--1.0%
Vedanta Resources plc 144A 6.625%, 2/22/10
  (Diversified Metals & Mining)(b)                        500         506,085
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,663,507)                                      11,160,976
-----------------------------------------------------------------------------





                                                       SHARES
                                                       ------
FOREIGN  COMMON STOCKS(e)--0.0%

BRAZIL--0.0%
Tele Centro Oeste Celular Participacoes SA ADR
  (Wireless Telecommunication Services)                 1,410          16,074
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,557)                                              16,074
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $44,272,919)                                      47,360,211
-----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS--1.8%

COMMERCIAL PAPER--1.8%
UBS Finance Delaware LLC 2.59%, 3/1/05                    855         855,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $855,000)                                            855,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $45,127,919)                                      48,215,211(a)

Other assets and liabilities, net--1.5%                               739,164
                                                                  -----------
NET ASSETS--100.0%                                                $48,954,375
                                                                  ===========

Phoenix-Goodwin Emerging Markets Bond Fund


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,109,178 and gross depreciation of $91,417 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $45,197,450.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to a value of $7,171,045 or 14.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Par value represents Euro.
(e) Foreign Corporate Bonds and Foreign Common Stock are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Security in default.
(h) All or a portion segregated as collateral for a when-issued security.
(i) When-issued security.

Phoenix-Goodwin Tax-Exempt Bond Fund


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
MUNICIPAL BONDS--99.0%

ALABAMA--1.8%
Birmingham Capital Improvement General
  Obligation Series A 5.50%, 8/1/25                   $ 1,000     $ 1,083,920

ARKANSAS--0.5%
Drew County Public Facilities Board Single Family
  Mortgage Revenue Series A-2 7.90%, 8/1/11
  (FNMA Collateralized)                                    57          57,933
Jacksonville Residential Housing Facilities Board
  Single Family Mortgage Revenue Series A-2
  7.90%, 1/1/11 (FNMA Collateralized)                      99         100,062
Lonoke County Residential Housing Facilities
  Board Single Family Mortgage Revenue Series
  A-2 7.90%, 4/1/11 (FNMA Collateralized)                  95          98,341
Stuttgart Public Facilities Board Single Family
  Mortgage Revenue Series A-2 7.90%, 9/1/11
  (FNMA Collateralized)                                    30          30,669
                                                                  -----------
                                                                      287,005
                                                                  -----------
CALIFORNIA--16.4%
California State 5%, 2/1/20                               750         792,480
California State Public Works Board Department
  of Mental Health Series A 5.50%, 6/1/16               1,000       1,120,650
Los Angeles Unified School District Election of
  1997 General Obligation Series E 5.125%,
  1/1/27 (MBIA Insured)                                 1,120       1,185,419
Riverside County Single Family Revenue Issue B
  8.625%, 5/1/16 (GNMA Collateralized)(c)(d)            4,300       6,128,876
South Gate Utility Authority Revenue 0%, 10/1/19
  (FGIC Insured)                                        1,385         709,646
                                                                  -----------
                                                                    9,937,071
                                                                  -----------
COLORADO--1.8%
Jefferson County School District No. R-001
  General Obligation Series A 5.25%, 12/15/11
  Prerefunded 12/15/08 @ 101 (FGIC Insured)             1,000       1,096,330

CONNECTICUT--4.1%
Mashantucket Western Pequot Tribe Special
  Revenue Series A 144A 6.50%, 9/1/05(b)(d)               845         863,488


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
MUNICIPAL BONDS (continued)

CONNECTICUT (CONTINUED)
Mashantucket Western Pequot Tribe Special
  Revenue Series A 144A 6.50%, 9/1/06(b)(d)           $   495     $   524,918
Mashantucket Western Pequot Tribe Special
  Revenue Series B 144A 5.60%, 9/1/09(b)                1,000       1,076,580
                                                                  -----------
                                                                    2,464,986
                                                                  -----------
FLORIDA--7.9%
Dade County General Obligation Series CC
  7.125%, 10/1/12 (AMBAC Insured)                       1,490       1,868,341
Florida State Board of Education Capital Outlay
  General Obligation Series A 5.25%, 6/1/16
  Prerefunded 6/1/06 @ 101                              1,250       1,302,512
Florida State Board of Education Capital Outlay
  General Obligation Series E 5.50%, 6/1/20             1,500       1,637,670
                                                                  -----------
                                                                    4,808,523
                                                                  -----------
GEORGIA--3.6%
Cartersville Development Authority Revenue
  5.625%, 5/1/09                                        2,000       2,178,500

ILLINOIS--9.2%
Chicago Board of Education Certificiate of
  Participation Series A 6%, 1/1/20 (MBIA Insured)        500         595,390
Chicago Park District General Obligation Series A
  5%, 1/1/27 (AMBAC Insured)                            1,000       1,044,660
Cook County General Obligation 6.50%, 11/15/10
  (FGIC Insured)                                        1,500       1,749,150
Illinois Health Facilities Authority Revenue
  Series C 7%, 4/1/08 (FSA Insured)                     1,100       1,170,169
Metropolitan Pier & Exposition Authority Dedicated
  State Tax Revenue Series A 5.50%, 6/15/27             1,000       1,014,260
Metropolitan Pier & Exposition Authority Revenue
  6.50%, 6/15/07 (FGIC Insured)                            30          30,366
                                                                  -----------
                                                                    5,603,995
                                                                  -----------
KENTUCKY--4.6%
Kentucky State Turnpike Authority Economic
  Development Revenue 0%, 1/1/10 (FGIC Insured)         3,300       2,781,768

Phoenix-Goodwin Tax-Exempt Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
MUNICIPAL BONDS (continued)

LOUISIANA--6.3%
Louisiana Local Government Environmental
  Facilities Community Development Authority
  Revenue 5.25%, 12/1/18 (AMBAC Insured)              $ 2,500     $ 2,780,125
Orleans Parish Parishwide School District General
  Obligation Series B 5.50%, 9/1/20 (FGIC
  Insured)                                              1,000       1,067,830
                                                                  -----------
                                                                    3,847,955
                                                                  -----------
MASSACHUSETTS--1.8%
Massachusetts State Industrial Finance Agency
  Revenue Series A-2 0%, 8/1/05                         1,100       1,089,033

MICHIGAN--1.3%
Coldwater Community Schools General Obligation
  5.625%, 5/1/15 (Q-SBLF Guaranteed)                      700         781,354

NEW JERSEY--3.8%
Camden County Municipal Utilities Authority
  Sewer Revenue Series B 0%, 9/1/11 (FGIC Insured)      3,000       2,341,890

NORTH CAROLINA--2.5%
North Carolina Municipal Power Agency No. 1
  Catawba Electric Revenue 6%, 1/1/09 (AMBAC
  Insured)                                              1,385       1,535,716

TENNESSEE--2.9%
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities Board
Revenue 6%, 12/1/16 (AMBAC Insured)                     1,500       1,760,145

TEXAS--14.5%
Canyon Independent School District General
  Obligation Series A 5.375%, 2/15/24 (PSF
  Guaranteed)                                           1,170       1,267,835
McKinney Independent School District General
  Obligation 5%, 2/15/29 (PSF Guaranteed)               1,500       1,555,830
Midlothian Water District General Obligation
  5.50%, 9/1/18 (FSA Insured)                           1,110       1,218,369
Northwest Independent School  District General
  Obligation 5%, 8/15/28 (PSF Guaranteed)               1,225       1,268,010
San Antonio Electric & Gas Revenue 5%, 2/1/12(d)           15          16,535
Texas Public Finance Authority Building Revenue
  - Texas State Technical College 6.25%, 8/1/09
  (MBIA Insured)                                        1,250       1,341,013


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
MUNICIPAL BONDS (continued)

TEXAS (CONTINUED)
University of Texas Permanent University Fund
  Revenue Series B 5%, 7/1/26                         $ 1,000     $ 1,046,220
Williamson County General Obligation 5.25%,
  2/15/25 (FSA Insured)                                 1,000       1,063,940
                                                                  -----------
                                                                    8,777,752
                                                                  -----------
UTAH--1.7%
South Jordan Sales Tax Revenue 5.20%, 8/15/26
  (AMBAC Insured)                                       1,000       1,051,350

VIRGINIA--5.3%
Pittsylvania County Industrial Development
  Authority Revenue Series A 7.45%, 1/1/09                900         932,094
Upper Occoquan Regional Sewage Authority
  Revenue Series A 5.15%, 7/1/20 (MBIA
  Insured)                                              2,000       2,271,400
                                                                  -----------
                                                                    3,203,494
                                                                  -----------
WASHINGTON--0.8%
Washington State General Obligation Series B
  6%, 1/1/25                                              420         467,431

WEST VIRGINIA--3.4%
Upshur County Solid Waste Disposal Revenue
  7%, 7/15/25                                           2,000       2,073,840

WISCONSIN--4.8%
Wisconsin State Clean Water Revenue Series I
  6.875%, 6/1/11                                          750         874,140
Wisconsin State Health and Educational Facilities
  Authority Revenue 5%, 8/15/18 (Radian
  Insured)                                              2,000       2,053,900
                                                                  -----------
                                                                    2,928,040
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $55,880,578)                                      60,100,098
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $55,880,578)                                      60,100,098
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER--0.6%
UBS Finance Delaware LLC 2.59%, 3/1/05                    370         370,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $370,000)                                            370,000
-----------------------------------------------------------------------------

Phoenix-Goodwin Tax-Exempt Bond Fund


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $56,250,578)                                      60,470,098(a)

Other assets and liabilities, net--0.4%                               221,419
                                                                  -----------
NET ASSETS--100.0%                                                $60,691,517
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,288,879 and gross depreciation of $50,395 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $56,231,614.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to a value of $2,464,986 or 4.1% of net assets.
(c) All or a portion segregated as collateral for futures contracts.
(d) Escrowed to maturity.
    At February 28, 2005, 69.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: AMBAC 16.5%, FGIC 16.1%, and GNMA 10.1%

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Portfolio Fund in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
    As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. REIT INVESTMENTS
   With respect to Phoenix-Duff & Phelps Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. FOREIGN CURRENCY TRANSLATION
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FOREIGN SECURITY COUNTRY DETERMINATION
    A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. FUTURES CONTRACTS
    A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

    At February 28, 2005, Phoenix-Goodwin Tax-Exempt Bond Fund had entered into futures contracts as follows:

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

                                                     Value of                           Net
                                    Number           Contracts         Market           Unrealized
                  Expiration        of               when              Value of         Appreciation
Description       Date              Contracts        Opened            Contracts        (Depreciation)
------------------------------------------------------------------------------------------------------
Ten Year
U.S. Treasury
Notes             March '05         (15)             $(1,661,250)      $(1,663,125)     $ (1,875)

Twenty Year
U.S. Treasury
Bonds             March '05         (20)              (2,198,695)       (2,261,875)      (63,180)
------------------------------------------------------------------------------------------------------

                                    (35)             $(3,859,945)      $(3,925,000)     $(65,055)
                                    ========         ============================================

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain Funds may engage in when-issued or delayed delivery transactions. The Funds record these transactions on the trade date. The Funds maintain collateral for the securities purchased.

NOTE 2 -- CREDIT RISK AND ASSET CONCENTRATION
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   High yield debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   At February 28, 2005, the Emerging Markets Bond Fund held $10,234,556 in investments issued by the Federative Republic of Brazil comprising 20.9% of the total net assets of the Fund.

NOTE 3 -- ILLIQUID SECURITIES
    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. The following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Portfolio Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       April 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       April 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date       April 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.